Schedule of Investments
As of August 31, 2026
Amana Income Fund
August 31, 2026
Part F
1
{Unaudited}
Continued on next page.
Common Stock - 93.3% Number of Shares Market Value
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Acc Design
Nike, Class B 570,000 $ 22,264,200 1.0%
Home Products Stores
Home Depot 110,000 36,061,300 1.5%
58,325,500 2.5%
Consumer Staples
Packaged Food
Danone 415,000 30,949,594 1.3%
Personal Care Products
Colgate-Palmolive 510,000 45,808,200 1.9%
Kenvue 1,675,000 31,624,000 1.3%
Kimberly-Clark 300,000 32,385,000 1.4%
Unilever Plc 900,000 58,365,000 2.5%
168,182,200 7.1%
199,131,794 8.4%
Health Care
Large Pharma
AbbVie 230,000 58,976,600 2.5%
Eli Lilly 193,555 223,890,875 9.5%
Johnson & Johnson 240,000 63,804,000 2.7%
Merck & Co 180,000 26,596,800 1.1%
Novartis ADR 295,400 44,918,524 1.9%
418,186,799 17.7%
Medical Devices
Abbott Laboratories 350,000 38,626,000 1.6%
456,812,799 19.3%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 76,032,000 3.2%
Construction & Mining Machinery
Komatsu Ltd 1,150,000 53,202,622 2.2%
Courier Services
United Parcel Service, Class B 340,000 35,438,200 1.5%
Diversified Industrials
Illinois Tool Works 300,000 82,611,000 3.5%
Electrical Power Equipment
Schneider Electric SE 180,000 61,613,284 2.6%
Industrial Wholesale & Rental
Ferguson Enterprises 235,000 52,759,850 2.3%
W.W. Grainger 80,000 104,759,200 4.4%
157,519,050 6.7%
Measurement Instruments
Rockwell Automation 300,000 127,329,000 5.4%
Rail Freight
Canadian National Railway 400,000 49,900,000 2.1%
643,645,156 27.2%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 160,000 49,513,600 2.1%

Schedule of Investments
As of August 31, 2026
Amana Income Fund
2
August 31, 2026
Part F
{Unaudited}
Common Stock - 93.3% Number of Shares Market Value
Percentage of
Net Assets
Materials (continued)
Basic & Diversified Chemicals (continued)
Linde 130,000 $ 63,645,400 2.7%
113,159,000 4.8%
Cement & Aggregates
CRH PLC 523,500 49,360,815 2.1%
162,519,815 6.9%
Technology
Communications Equipment
Cisco Systems 800,000 88,392,000 3.7%
Consumer Electronics
Nintendo 750,000 42,291,065 1.8%
Infrastructure Software
Microsoft 321,370 163,027,788 6.9%
Semiconductor Devices
Broadcom 300,000 111,102,000 4.7%
Texas Instruments 250,000 65,227,500 2.8%
176,329,500 7.5%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 518,800 215,468,016 9.1%
685,508,369 29.0%
Total Common Stock (Cost $889,364,689) $2,205,943,433 93.3%
Bank Time Deposits - 3.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Bank Time Deposits
Kuwait Finance House 3.950% due 09/08/2026 $ 25,000,000 25,000,000 1.0%
Bank ABC 3.740% due 09/21/2026 25,000,000 25,000,000 1.1%
Kuwait Finance House 4.100% due 09/28/2026 30,000,000 30,000,000 1.3%
Total Bank Time Deposits (Cost $80,000,000) $80,000,000 3.4%
Total investments (Cost $969,364,689) $2,285,943,433 96.7%
Other assets (net of liabilities) 77,706,425 3.3%
Total net assets $2,363,649,858 100.0%
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2026
Amana Growth Fund
August 31, 2026
Part F
3
{Unaudited}
Continued on next page.
Common Stock - 97.1% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,264,100 $ 428,972,335 6.4%
Consumer Discretionary
Automotive Retailers
AutoZone
1
31,070 92,937,827 1.4%
Home Products Stores
Lowe's 465,800 95,349,260 1.4%
Specialty Apparel Stores
TJX Companies 1,150,000 153,996,500 2.3%
342,283,587 5.1%
Consumer Staples
Personal Care Products
Church & Dwight 1,318,950 131,604,831 2.0%
Health Care
Large Pharma
AbbVie 750,000 192,315,000 2.9%
AstraZeneca PLC 535,000 86,739,550 1.3%
Eli Lilly 251,150 290,512,740 4.3%
569,567,290 8.5%
Medical Devices
Smith & Nephew 2,332,728 33,382,026 0.5%
Stryker 525,500 170,156,900 2.6%
203,538,926 3.1%
Specialty & Generic Pharma
Sandoz Group AG 825,000 69,316,710 1.0%
842,422,926 12.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 1,343,165 185,679,130 2.8%
Trane 395,920 175,946,848 2.6%
361,625,978 5.4%
Construction & Mining Machinery
United Rentals Inc 72,240 74,985,120 1.1%
Electrical Power Equipment
Schneider Electric SE 431,700 147,769,193 2.2%
Fabricated Metal & Hardware
Prysmian S.P.A 1,160,000 162,148,411 2.4%
Metalworking Machinery
Lincoln Electric Holdings 373,720 105,101,276 1.6%
Waste Management
Waste Management 588,700 128,878,204 2.0%
980,508,182 14.7%

Schedule of Investments
As of August 31, 2026
Amana Growth Fund
4
August 31, 2026
Part F
{Unaudited}
Common Stock - 97.1% Number of Shares Market Value
Percentage of
Net Assets
Information Technology
Application Software
Constellation Software Inc. 30,631 $ 69,369,120 1.0%
Semiconductor Mfg
Applied Materials Inc 240,000 110,013,600 1.7%
179,382,720 2.7%
Materials
Cement & Aggregates
CRH PLC 939,450 88,580,740 1.3%
Technology
Communications Equipment
Apple 1,632,085 517,126,132 7.7%
Cisco Systems 1,085,620 119,950,154 1.8%
Fujikura Ltd 5,100,000 173,946,817 2.6%
811,023,103 12.1%
Infrastructure Software
Microsoft 735,000 372,858,150 5.6%
Oracle 720,450 107,433,504 1.6%
ServiceNow
1
1,607,200 237,849,528 3.5%
718,141,182 10.7%
Semiconductor Devices
Advanced Micro Devices
1
500,000 235,360,000 3.5%
Broadcom 1,088,015 402,935,475 6.1%
Nvidia 2,100,000 463,638,000 7.0%
1,101,933,475 16.6%
Semiconductor Manufacturing
ASML Holding NY 237,770 403,260,298 6.0%
Taiwan Semiconductor ADR 1,105,356 459,076,454 6.9%
862,336,752 12.9%
3,493,434,512 52.3%
Total Common Stock (Cost $2,489,216,514) $6,487,189,833 97.1%
Bank Time Deposits - 0.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Bank Time Deposits
Kuwait Finance House 3.950% due 09/08/2026 $ 18,750,000 18,750,000 0.2%
Bank ABC 3.740% due 09/21/2026 18,750,000 18,750,000 0.3%
Kuwait Finance House 4.100% due 09/28/2026 18,750,000 18,750,000 0.3%
Total Bank Time Deposits (Cost $56,250,000) $56,250,000 0.8%
Total investments (Cost $2,545,466,514) $6,543,439,833 97.9%
Other assets (net of liabilities) 142,025,303 2.1%
Total net assets $6,685,465,136 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Consolidated Schedule of Investments
As of August 31, 2026
Amana Participation Fund
August 31, 2026
Part F
5
{Unaudited}
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Corporate Sukuk - 82.6% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Saudi Telecom 3.890% due 05/13/2029 $ 5,000,000 $ 4,853,436 Saudi Arabia 1.5%
Axiata SPV2 2.163% due 08/19/2030 5,000,000 4,482,030 Malaysia
1
1.4%
Otel Sukuk LTD 5.375% due 01/24/2031 3,269,000 3,265,568 Cayman Islands 1.0%
Al Jawaher Assets 4.662% due 10/29/2030 3,000,000 2,919,377 Oman 0.9%
STC Sukuk Co II Ltd 5.083% due 01/15/2036 1,000,000 979,042 Cayman Islands 0.3%
STC Sukuk Co II Ltd 4.489% due 01/15/2031 500,000 488,300 Cayman Islands 0.2%
16,987,753 5.3%
Consumer Staples
Almarai Sukuk 5.233% due 07/25/2033 7,380,000 7,367,777 Saudi Arabia 2.3%
Almarai Sukuk Ltd 4.450% due 09/24/2030 2,000,000 1,944,503 Cayman Islands 0.6%
MAF Sukuk Ltd 4.875% due 10/22/2035 1,000,000 954,526 Cayman Islands 0.3%
10,266,806 3.2%
Energy
EDO Sukuk Ltd 5.662% due 07/03/2031 7,500,000 7,614,210 Cayman Islands 2.4%
SA Global 2.694% due 06/17/2031 7,500,000 6,706,043 Saudi Arabia
1
2.1%
Indonesia Govt Sukuk 5.200% due 07/23/2035 1,000,000 982,500 Indonesia 0.3%
SA Global Sukuk Ltd 4.750% due 10/02/2034 1,000,000 957,459 Cayman Islands 0.3%
SA Global Sukuk Ltd 4.625% due 09/17/2035 1,000,000 941,521 Cayman Islands 0.3%
EDO Sukuk Ltd 5.14 5.140% due 01/22/2036 500,000 485,760 Cayman Islands 0.1%
17,687,493 5.5%
Financials
Al Rajhi Sukuk 6.375% due 11/16/2049 9,500,000 9,384,512 Saudi Arabia 2.9%
SAIB Tier 1 Sukuk Ltd 6.375% due 11/27/2049 9,000,000 9,131,325 Cayman Islands 2.8%
KFH Tier 1 Sukuk 2 Ltd 6.250% due 11/20/2051 8,000,000 7,987,252 Cayman Islands 2.5%
Aercap Sukuk Ltd 4.500% due 10/03/2029 8,000,000 7,825,970 Cayman Islands 2.4%
BAB USD AT1 Sukuk Ltd 6.375% due 01/15/2051 7,500,000 7,506,215 Cayman Islands 2.3%
Emirates REIT Sukuk III 7.500% due 12/12/2028 7,000,000 7,020,241 Cayman Islands 2.2%
SIB Tier 1 Sukuk 6.125% due 06/04/2050 5,000,000 5,052,853 Cayman Islands 1.6%
Ajman Senior Sukuk Ltd 5.125% due 04/30/2030 5,000,000 4,972,125 Cayman Islands 1.5%
ADIB Capital Invest Three 7.250% due 07/18/2070 4,550,000 4,618,473 Cayman Islands 1.4%
Alinma Bank 6.250% due 09/03/2050 4,100,000 4,111,222 Saudi Arabia 1.3%
DIB Tier 1 Sukuk 6 5.250% due 10/16/2049 3,980,000 3,966,300 Cayman Islands 1.2%
BSF Sukuk Co Ltd 5.375% due 01/21/2030 3,500,000 3,542,478 Cayman Islands 1.1%
Alpha Star HO IX Ltd 7.000% due 08/26/2028 3,500,000 3,470,024 United Arab Emirates 1.1%
EI Sukuk Co Ltd 5.431% due 05/28/2029 3,000,000 3,017,571 Cayman Islands 0.9%
Al Rajhi Tier 1 Sukuk 6.150% due 01/14/2051 3,000,000 2,997,305 Saudi Arabia 0.9%
Banque Saudi Fransi 4.750% due 05/31/2028 2,500,000 2,491,857 Saudi Arabia 0.8%
SIB Sukuk Co III Ltd 5.200% due 02/26/2030 2,280,000 2,277,704 Cayman Islands 0.7%
SRC Sukuk Ltd 5.000% due 02/27/2028 2,250,000 2,252,412 Cayman Islands 0.7%
Dubai Islamic Bank 5.493% due 11/30/2027 2,000,000 2,020,432
United Arab
Emirates
1
0.6%
EI Sukuk Co Ltd 5.059% due 03/25/2030 2,000,000 1,999,319 Cayman Islands 0.6%
Khazanah Global Sukuk 4.687% due 06/01/2028 2,000,000 1,997,784 Malaysia 0.6%
QIIB Tier 1 Sukuk Ltd 5.450% due 10/02/2049 2,000,000 1,975,105 Qatar 0.6%
Aldar Investment Prop Sukuk 5.250% due 03/25/2035 2,000,000 1,958,413 Cayman Islands 0.6%
Alinma Tier 1 Sukuk Ltd 6.500% due 09/06/2049 1,960,000 1,946,429 Cayman Islands 0.6%
Boubyan Sukuk Ltd 3.389% due 03/29/2027 1,600,000 1,589,905 Cayman Islands 0.5%
Suci Second Invest Co 2033 6.250% due 10/25/2033 1,500,000 1,581,432 Cayman Islands 0.5%
FAB Sukuk Company LTD 5.153% due 01/16/2030 1,500,000 1,509,501 Cayman Islands 0.5%
QIIB Senior ORYX Ltd 5.247% due 01/24/2029 1,500,000 1,509,441 Cayman Islands 0.5%

Consolidated Schedule of Investments
As of August 31, 2026
Amana Participation Fund
6
August 31, 2026
Part F
{Unaudited}
Continued on next page.
Corporate Sukuk - 82.6% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials (continued)
Riyad Sukuk 6.209% due 07/14/2035 $ 1,500,000 $ 1,509,170 Cayman Islands 0.5%
Suci Second Invest Co 4.875% due 05/08/2032 1,500,000 1,468,483 Saudi Arabia 0.5%
Adnoc Murban Sukuk Ltd 4.750% due 05/06/2035 1,500,000 1,465,097 United Arab Emirates 0.5%
Suci Second Invest Co 2036 5.133% due 01/28/2036 1,500,000 1,464,266 Cayman Islands 0.4%
Boubyan Tier 1 Sukuk Ltd 3.950% due 04/01/2049 1,150,000 1,144,250 Cayman Islands 0.4%
Riyad T1 Sukuk Ltd 5.500% due 10/03/2049 1,050,000 1,030,285 Cayman Islands 0.3%
Suci Second Invest Co 2028 6.000% due 10/25/2028 1,000,000 1,020,540 Cayman Islands 0.3%
SRC Sukuk Ltd 5.375% due 02/27/2035 1,000,000 996,283 Cayman Islands 0.3%
Aldar Investment Prop Sukuk 5.500% due 05/16/2034 1,000,000 993,865 Cayman Islands 0.3%
DAE Sukuk DIFC 4.500% due 10/16/2030 1,000,000 967,644 United Arab Emirates 0.3%
Boubyan Sukuk Ltd 4.973% due 06/04/2030 750,000 744,095 Cayman Islands 0.2%
Apicorp Sukuk Ltd 4.686% due 06/16/2031 500,000 495,169 Cayman Islands 0.2%
QIB Sukuk LTD 4.485 4.485% due 09/17/2029 500,000 492,158 Cayman Islands 0.1%
123,504,905 38.2%
Industrials
DP World Crescent Ltd 5.500% due 09/13/2033 7,000,000 6,933,975 Cayman Islands 2.1%
Ma'aden Sukuk Ltd 5.250% due 02/13/2030 4,790,000 4,781,114 Cayman Islands 1.5%
DP World Crescent 3.750% due 01/30/2030 5,000,000 4,730,880
United Arab
Emirates
1
1.5%
Ma'aden Sukuk Ltd 5.500% due 02/13/2035 2,500,000 2,485,940 Cayman Islands 0.8%
EDO Sukuk Ltd 5.875 5.875% due 09/21/2033 2,000,000 2,042,940 Cayman Islands 0.6%
SA Global Sukuk Ltd 4.250% due 10/02/2029 1,500,000 1,465,292 Cayman Islands 0.4%
DP World Crescent Ltd 3.875% due 07/18/2029 1,000,000 956,740 Cayman Islands 0.3%
Bapco Energies Sukuk Ltd 6.250% due 01/29/2035 1,000,000 953,868 Cayman Islands 0.3%
24,350,749 7.5%
Materials
Equate Sukuk SPC Ltd 5.000% due 09/05/2031 8,500,000 8,437,481 United Arab Emirates 2.6%
Real Estate
Aldar 3.875% due 10/22/2029 7,500,000 7,192,601
United Arab
Emirates
1
2.2%
Dar Al-Arkan Sukuk Co Lt 8.000% due 02/25/2029 7,000,000 7,090,643 Cayman Islands 2.2%
Alpha Star Holding 8.375% due 04/12/2027 6,550,000 6,576,062 United Arab Emirates 2.0%
Majid Al Futtaim 4.638% due 05/14/2029 6,650,000 6,549,072
United Arab
Emirates
1
2.0%
EMAAR 3.700% due 07/06/2031 6,000,000 5,601,457
United Arab
Emirates
1
1.7%
Dar Al-Arkan Sukuk Co Lt 7.250% due 07/02/2030 2,500,000 2,483,321 Cayman Islands 0.8%
MAF SUKUK 5.000% due 06/01/2033 2,500,000 2,446,850 Cayman Islands 0.8%
37,940,006 11.7%
Utilities
National Central Cooling 5.279% due 03/05/2030 7,500,000 7,512,947
United Arab
Emirates
1
2.3%
Saudi Electricity Sukuk 5.225% due 02/18/2030 4,000,000 4,012,733 Cayman Islands 1.2%
TNB Global Ventures 4.851% due 11/01/2028 3,300,000 3,301,478 Malaysia
1
1.0%
Saudi Electricity Global 5.684% due 04/11/2053 2,500,000 2,400,333 Saudi Arabia
1
0.7%
Saudi Electricity Global 5.500% due 04/08/2044 2,400,000 2,308,605 Saudi Arabia
1
0.7%
Mazoon Assets Co SAOC 5.500% due 02/14/2029 2,140,000 2,142,568 Oman 0.7%
Saudi Electricity Sukuk 5.489% due 02/18/2035 2,000,000 2,004,775 Cayman Islands 0.6%
Saudi Electricity 4.518% due 01/22/2032 1,500,000 1,449,280 Cayman Islands 0.5%
TNB Global Ventures Cap 3.244% due 10/19/2026 1,140,000 1,138,284 Malaysia 0.4%

Consolidated Schedule of Investments
As of August 31, 2026
Amana Participation Fund
August 31, 2026
Part F
7
{Unaudited}
Corporate Sukuk - 82.6% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Saudi Electricity 5.065% due 01/22/2036 $ 1,000,000 $ 966,538 Cayman Islands 0.3%
Saudi Electricity Global 5.060% due 04/08/2043 500,000 461,965 Saudi Arabia
1
0.2%
27,699,506 8.6%
Total Corporate Sukuk (Cost $270,475,665) $266,874,699 82.6%
Government Sukuk - 12.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government
Hazine Mustesarligi Varl 6.500% due 04/26/2030 5,000,000 5,001,576 Turkey 1.5%
Perusahaan Penerbit SBSN 5.600% due 11/15/2033 4,000,000 4,039,120 Indonesia 1.3%
KSA Sukuk LTD 4.511% due 05/22/2033 3,500,000 3,369,097 Cayman Islands 1.0%
Perusahaan Penerbit SBSN 3.550% due 06/09/2051 4,280,000 2,846,243 Indonesia 0.9%
KSA Sukuk LTD 5.250% due 06/04/2034 2,650,000 2,646,112 Cayman Islands 0.8%
Oman Sovereign Sukuk 4.875% due 06/15/2030 2,650,000 2,634,496 Oman 0.8%
Perusahaan Penerbit SBSN 2.550% due 06/09/2031 2,700,000 2,413,152 Indonesia 0.7%
Kingdom of Saudi Arabia 4.303% due 01/19/2029 2,200,000 2,172,219 Saudi Arabia
1
0.7%
Saudi Government Sukuk 2036 5.590% due 04/25/2036 8,000,000 2,108,420 Saudi Arabia 0.7%
RAK Capital 5.000% due 03/12/2035 1,500,000 1,485,187 Cayman Islands 0.5%
CBB INTL SUKUK PROG WLL 3.875% due 05/18/2029 1,500,000 1,398,770 Bahrain 0.4%
KSA Sukuk LTD 5.250% due 06/04/2030 1,250,000 1,260,341 Cayman Islands 0.4%
Cbb Intl Sukuk Prog WLL 6.250% due 07/07/2033 1,200,000 1,171,856 Bahrain 0.4%
KSA IJARAH Sukuk Ltd 4.875% due 09/09/2035 1,200,000 1,161,330 Cayman Islands 0.4%
Hazine Mustesarligi Varl 8.509% due 01/14/2029 1,000,000 1,049,740 Turkey 0.3%
Sharjah Sukuk Program 6.092% due 03/19/2034 1,000,000 1,032,496 Cayman Islands 0.3%
CBB Intl Sukuk Prog WLL 5.875% due 06/05/2032 1,000,000 964,139 Bahrain 0.3%
Sharjah Sukuk Program 3.886% due 04/04/2030 1,000,000 952,129 Cayman Islands 0.3%
Sharjah Sukuk Program 3.234% due 10/23/2029 1,000,000 939,408 Cayman Islands 0.3%
Sharjah Sukuk Program 3.200% due 07/13/2031 750,000 678,036 Cayman Islands 0.2%
Saudi Government Sukuk 2029 3.900% due 01/23/2029 2,500,000 645,126 Saudi Arabia 0.2%
Total Government Sukuk (Cost $41,269,664) $39,968,993 12.4%
Total investments (Cost $311,745,329) $306,843,692 95.0%
Other assets (net of liabilities) 16,260,736 5.0%
Total net assets $323,104,428 100.0%
1
Denotes a country or region of primary exposure

Notes To Financial Statements
8
August 31, 2026
Part F
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust organized on July 26,
1984, pursuant to a reorganization on July 19, 2013.
Note 2 – Significant Accounting Policies
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Bank time deposits are accounted for on cost basis, which
approximates market value. Bank time deposits will be categorized as Fair Value Level 2.
Fair Value Measurements Disclosure:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 , in valuing the Funds’ investments carried at fair value:
Share Valuation Inputs as of August 31, 2026
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Bank Time Deposits
1
$– $80,000,000 $– $80,000,000
Common Stock
Consumer Discretionary $58,325,500 $– $– $58,325,500
Consumer Staples $168,182,200 $30,949,594 $– $199,131,794
Health Care $456,812,799 $– $– $456,812,799
Industrials $528,829,250 $114,815,906 $– $643,645,156
Materials $162,519,815 $– $– $162,519,815
Technology $643,217,304 $42,291,065 $– $685,508,369
Total Common Stock $2,017,886,868 $188,056,565 $– $2,205,943,433
Total Assets $2,017,886,868 $268,056,565 $– $2,285,943,433

Notes To Financial Statements
(continued)
August 31, 2026
Part F
9
Growth Fund
Bank Time Deposits
1
$– $56,250,000 $– $56,250,000
Common Stock
Communications $428,972,335 $– $– $428,972,335
Consumer Discretionary $342,283,587 $– $– $342,283,587
Consumer Staples $131,604,831 $– $– $131,604,831
Health Care $739,724,190 $102,698,736 $– $842,422,926
Industrials $670,590,578 $309,917,604 $– $980,508,182
Information Technology $179,382,720 $– $– $179,382,720
Materials $88,580,740 $– $– $88,580,740
Technology $3,319,487,695 $173,946,817 $– $3,493,434,512
Total Common Stock $5,900,626,676 $586,563,157 $– $6,487,189,833
Total Assets $5,900,626,676 $642,813,157 $– $6,543,439,833
Developing World Fund
Bank Time Deposits
1
$– $2,000,000 $– $2,000,000
Common Stock
Communications $1,749,600 $5,581,021 $– $7,330,621
Consumer Staples $6,358,153 $15,409,250 $– $21,767,403
Financials $– $6,983,248 $– $6,983,248
Health Care $– $15,687,814 $– $15,687,814
Industrials $– $7,426,833 $– $7,426,833
Materials $26,701,484 $19,711,467 $– $46,412,951
Technology $41,454,019 $37,467,497 $– $78,921,516
Utilities $– $7,784,215 $– $7,784,215
Total Common Stock $76,263,256 $116,051,345 $– $192,314,601
Total Assets $76,263,256 $118,051,345 $– $194,314,601
Participation Fund
Corporate Sukuk
1
$– $266,874,699 $– $266,874,699
Government Sukuk
1
$– $39,968,993 $– $39,968,993
Total Assets $– $306,843,692 $– $306,843,692
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)